Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Two:
The Director Choice Series I

Supplement dated August 3, 2022 to the following variable annuity prospectuses dated May 2, 2022 and the updating summary prospectuses dated May 2, 2022

This supplement to the variable annuity prospectus and updating summary prospectus outlines changes in fund fees related to certain investment options since the variable annuity prospectus dated May 2, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
Appendix A - Funds Available Under the Contract
All other provisions outlined in your variable annuity prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

The first table in “Appendix A - Funds Available Under the Contract” is deleted and replaced with the following:

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
U.S. Equity	AB VPS Growth and Income Portfolio - Class B Adviser: AllianceBernstein, L.P.	0.84%*	27.84%	12.58%	13.39%
International Equity	Allspring VT International Equity Fund - Class 1 (formerly Wells Fargo VT International Equity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.69%*	7.39%	6.19%	6.30%
U.S. Equity	Allspring VT Omega Growth Fund - Class 1 (formerly Wells Fargo VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	15.27%	25.24%	18.72%
U.S. Equity	Allspring VT Opportunity Fund - Class 1 (formerly Wells Fargo VT Opportunity Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	25.06%	17.58%	15.22%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 (formerly Wells Fargo VT Small Cap Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.92%	7.93%	22.31%	16.51%
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.14%	28.53%	18.26%	16.25%
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.65%	19.64%	12.43%	11.02%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	14.76%	15.86%	14.67%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.60%	25.52%	18.88%	17.41%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	32.00%	15.44%	14.70%
Sector Equity	Hartford Healthcare HLS Fund - Class IA† Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.92%	10.01%	16.64%	17.98%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.74%	7.82%	10.81%	9.24%
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.69%	9.91%	16.05%	16.11%
U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.64%	4.02%	14.81%	14.91%

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
U.S. Equity	Hartford Small Company HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.77%	1.56%	21.23%	15.93%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	24.98%	17.08%	15.12%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.50%	(0.95)%	4.51%	3.82%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	(0.19)%	1.32%	0.78%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.34%	0.01%	0.86%	0.45%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.68%	(2.27)%	2.47%	1.77%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.94%	4.38%	4.69%	5.62%
U.S. Equity	Pioneer Fund VCT Portfolio - Class II Adviser: Amundi Asset Management US, Inc.	1.04%	27.65%	19.85%	15.90%

*	Annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

This supplement should be retained for future reference.

HV-7901